EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT (MAST HILL)	9 Months Ended
Sep. 30, 2025
Equity Purchase Agreement And Registration Rights Agreement Abstract
EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT (MAST HILL)

NOTE 10 - EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT (MAST HILL)

On August 1, 2025, the Company entered into an Equity Purchase Agreement (“EPA”) and Registration Rights Agreement with Mast Hill Fund LP (“Mast Hill” or the “Investor”). Under the terms of the Equity Purchase Agreement, the Company issued warrants to purchase 3,350,000 shares of Common Stock to Mast Hill. Further, under the terms of the Equity Purchase Agreement, Mast Hill agreed to purchase from the Company up to $25,000,000 of the Company’s Common stock upon effectiveness of a registration statement on Form S-1 filed with the U.S. Securities and Exchange Commission and subject to certain limitations and conditions set forth in the Equity Purchase Agreement. The Registration Rights Agreement provided that the Company would (i) file the registration statement with the SEC by October 1, 2025: and (ii) use its best efforts to have the registration statement declared effective by the Commission at the earliest possible date (in any event, within 90 after days after the execution date of the definitive agreements). The Company intends to file the registration statement on Form S-1 with the SEC as soon as possible.

Following effectiveness of the registration statement, and subject to certain limitations and conditions set forth in the Equity Purchase Agreement, the Company shall have the discretion to deliver put notices to the Investor and the Investor will be obligated to purchase shares of the Company’s Common Stock based on the investment amount specified in each put notice. The minimum amount that the Company shall be entitled to put to the Investor in each put notice is $5,000 and the maximum amount is up to the lesser of $0.5 million or twenty percent (20%) of the average daily trading value of the Company’s Common stock. Pursuant to the Equity Purchase Agreement, the Investor will not be permitted to purchase, and the Company may not put shares of the Company’s Common Stock to the Investor that would result in the Investor’s beneficial ownership of the Company’s outstanding Common Stock exceeding 4.99%. The price of each put share shall be equal to the lesser of: (i) 97% of the lowest VWAP during the two (2) trading days immediately following the Clearing Date associated with a Put Notice (the “Valuation Period”) or (ii) 102% of the lowest traded price during the Valuation Period (provided, however, that if a minimum price is specified and the common stock trades below the minimum price, then the purchase price under clause (ii) instead becomes equal to the minimum price specified in the relevant Put Notice). If a minimum price is specified by the Company in a Put Notice and the common stock trades at a price per share that is less than the minimum price during the Valuation Period then the number of shares with respect to such Put Notice shall automatically be reduced to the number of shares sold by the Selling Stockholder prior to the first time that the common stock traded below the minimum price during the Valuation Period.

In connection with the Equity Purchase Agreement, the Company issued 3,350,000 warrants to Mast Hill and recorded a fair value deferred finance cost of approximately $122,000.